SUPPLEMENT DATED FEBRUARY 26, 2010

TO PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

Effective April 30, 2010, each portfolio of the AIM Variable Insurance Funds will change their name as follows:

Current Name	New Name

AIM V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
AIM V.I. International Growth Fund	Invesco V.I. International Growth Fund

The name of AIM Variable Insurance Funds will also be changing to: AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Please retain this supplement with your prospectus for future reference.

Advisor Vista (US) 2/10